Segment Reporting - Reconciliation Of Operating Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reconciliation of Operating Profit (Loss) from Segments to Consolidated Pre-tax Income (Loss) [Line Items]
Total Segment Profit	$ 2,092	[1],[2]	$ 1,875	[1],[2]	$ 838	[1],[2]
Reconciling items:
Restructuring and asset impairment charges	(33)		(483)		8
Restructuring charges of Fuji Xerox	(19)		(38)		(46)
Acquisition-related costs	0		(77)		(72)
Amortization of intangible assets	(398)		(312)		(60)
Venezuelan devaluation costs	0		21		0
Foreign Currency Devaluation Costs, Venezuela	0		(21)		0
ACS shareholders litigation settlement	0		(36)		0
Loss on early extinguishment of liability	(33)		(15)		0
Equity in net income of unconsolidated affiliates	(149)		(78)		(41)
Curtailment gain	107		0		0
Other	(2)		0		0
Income before Income Taxes and Equity Income	$ 1,565		$ 815		$ 627

[1]	Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.
[2]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.